UNITED STATES
			        SECURITIES AND EXCHANGE COMMISSION
				      WASHINGTON, D.C. 20549
					     FORM 13F
				        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007
Check here if Amendment [ ] Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Maryland Capital Management, LLC
Address: 809 Cathedral Street
Baltimore, MD 21201
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: Lisa M. Faherty
Title: CCO
Phone: 410-547-2666
Signature, Place, and Date of Signing:
Lisa M. Faherty Baltimore, MD April 20, 2007
Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

















FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 		0
Form 13F Information Table Entry Total: 	141
Form 13F Information Table Value Total: 	$253,379

List of Other Included Managers:		None












































                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc.                      COM              00206R102      913    23151 SH       SOLE                    23151
ATC Healthcare, Inc.           COM              00209C102       16    50000 SH       SOLE                    50000
Abbott Laboratories            COM              002824100     5173    92714 SH       SOLE                    92714
Aflac Inc.                     COM              001055102      306     6512 SH       SOLE                     6512
Allied Capital Corp.           COM              01903Q108      386    13385 SH       SOLE                    13385
Altria Group Inc.              COM              02209S103      783     8920 SH       SOLE                     8920
American Express Co.           COM              025816109     1567    27789 SH       SOLE                    27789
American International Group,  COM              026874107     8005   119091 SH       SOLE                   119091
Amgen, Inc.                    COM              031162100      459     8213 SH       SOLE                     8213
Apple Computer                 COM              037833100      640     6890 SH       SOLE                     6890
Automatic Data Processing, Inc COM              053015103     3812    78765 SH       SOLE                    78765
BB&T Corporation               COM              054937107      251     6124 SH       SOLE                     6124
BP PLC ADR                     COM              055622104      310     4794 SH       SOLE                     4794
Bank of America Corp.          COM              060505104     6811   133489 SH       SOLE                   133489
Barr Pharmaceuticals, Inc.     COM              068306109     4938   106534 SH       SOLE                   106534
Berkshire Hathaway, Inc.- CL A COM              084670108      218        2 SH       SOLE                        2
Berkshire Hathaway, Inc.- CL B COM              084670207     5260     1445 SH       SOLE                     1445
Biomet, Inc.                   COM              090613100     1000    23535 SH       SOLE                    23535
CSX Corp., Inc.                COM              126408103      224     5600 SH       SOLE                     5600
CVS/Caremark Corp.             COM              126650100     6012   176098 SH       SOLE                   176098
Capital One Financial Corp.    COM              14040H105     4418    58548 SH       SOLE                    58548
Cardinal Health Inc.           COM              14149Y108      277     3800 SH       SOLE                     3800
ChevronTexaco Corp.            COM              166764100     1157    15640 SH       SOLE                    15640
Chipotle Mexican Grill - CL B  COM              169656204      825    14375 SH       SOLE                    14375
Chipotle Mexican Grill Inc.    COM              169656105     3852    62032 SH       SOLE                    62032
Cisco Systems, Inc.            COM              17275R102     5316   208242 SH       SOLE                   208242
Citigroup, Inc.                COM              172967101     4530    88233 SH       SOLE                    88233
Citizens Communications        COM              17453B101      178    11917 SH       SOLE                    11917
Coca-Cola Co.                  COM              191216100      489    10185 SH       SOLE                    10185
Colgate Palmolive Co.          COM              194162103      243     3636 SH       SOLE                     3636
Conocophillips                 COM              20825C104     1093    15986 SH       SOLE                    15986
Constellation Energy Group, In COM              210371100      973    11186 SH       SOLE                    11186
Dentsply Intl Inc.             COM              249030107      266     8120 SH       SOLE                     8120
Dominion Resources, Inc.       COM              25746U109      840     9458 SH       SOLE                     9458
Duke Energy Corp.              COM              26441C105      599    29530 SH       SOLE                    29530
Duke Weeks Realty Corp.        COM              264411505      337     7750 SH       SOLE                     7750
Eastgroup Property Corp.       COM              277276101      255     5000 SH       SOLE                     5000
Education Realty Trust Inc.    COM              28140H104      548    37050 SH       SOLE                    37050
Electronic Arts Inc.           COM              285512109     3972    78875 SH       SOLE                    78875
Eli Lilly & Co.                COM              532457108      480     8940 SH       SOLE                     8940
Enbridge Energy Partners LP    COM              29250R106     2407    43065 SH       SOLE                    43065
Equity Resident PPTYS SH Ben I COM              29476L107      255     5293 SH       SOLE                     5293
Express Scripts, Inc.          COM              302182100    11313   140148 SH       SOLE                   140148
Exxon Mobil Corp               COM              30231G102     7323    97057 SH       SOLE                    97057
FPL Group Inc.                 COM              302571104      343     5600 SH       SOLE                     5600
Federal Realty Investment Trus COM              313747206      208     2300 SH       SOLE                     2300
First Data Corporation         COM              319963104     1228    45667 SH       SOLE                    45667
General Electric Co., Inc.     COM              369604103     7025   198673 SH       SOLE                   198673
GlaxoSmithKline PLC            COM              37733W105      421     7614 SH       SOLE                     7614
Glimcher Realty Trust REIT     COM              379302102      520    19250 SH       SOLE                    19250
Health Care Property Investmen COM              421915109     2309    64073 SH       SOLE                    64073
Health Care Reit Inc.          COM              42217K106     1878    42771 SH       SOLE                    42771
Healthextras, Inc.             COM              422211102     6651   231113 SH       SOLE                   231113
Heinz (H.J.), Inc.             COM              423074103     3312    70295 SH       SOLE                    70295
Hewlett-Packard Company        COM              428236103      693    17269 SH       SOLE                    17269
Home Depot, Inc.               COM              437076102     4722   128521 SH       SOLE                   128521
Intel Corp.                    COM              458140100     5092   266161 SH       SOLE                   266161
Intl Business Machines, Corp.  COM              459200101      783     8303 SH       SOLE                     8303
J P Morgan Chase & Co.         COM              46625H100      201     4152 SH       SOLE                     4152
Johnson & Johnson              COM              478160104     6131   101738 SH       SOLE                   101738
Kinder Morgan Energy Unit LTD  COM              494550106     2418    45891 SH       SOLE                    45891
Kinder Morgan Inc.             COM              49455P101      340     3190 SH       SOLE                     3190
Laboratory Corporation of Amer COM              50540R409      260     3575 SH       SOLE                     3575
Legg Mason, Inc.               COM              524901105     6085    64589 SH       SOLE                    64589
MDU Resources Group            COM              552690109      388    13500 SH       SOLE                    13500
Macerich Company REIT          COM              554382101      299     3236 SH       SOLE                     3236
Marathon Oil Corp.             COM              565849106      496     5023 SH       SOLE                     5023
Marriott International Corpora COM              571903202      245     5000 SH       SOLE                     5000
McCormick & Co., Inc. - Voting COM              579780107     3922   102217 SH       SOLE                   102217
McCormick & Company, Inc.      COM              579780206     1712    44451 SH       SOLE                    44451
McDonald's Corp., Inc.         COM              580135101      392     8692 SH       SOLE                     8692
McKesson Corporation           COM              58155Q103      293     5000 SH       SOLE                     5000
Medco Health Solutions Inc.    COM              58405U102      372     5126 SH       SOLE                     5126
Medtronic, Inc.                COM              585055106     5244   106893 SH       SOLE                   106893
Merck & Co., Inc.              COM              589331107      392     8872 SH       SOLE                     8872
Microsoft Corp.                COM              594918104     6311   226438 SH       SOLE                   226438
Motorola, Inc.                 COM              620076109      495    28012 SH       SOLE                    28012
Muni MTG & Equity LLC Growth S COM              62624B101      259     9100 SH       SOLE                     9100
Nationwide Health Ppty         COM              638620104      687    21975 SH       SOLE                    21975
Nokia Corp Sponsored ADR       COM              654902204      409    17850 SH       SOLE                    17850
Oceaneering Intl Inc.          COM              675232102      350     8300 SH       SOLE                     8300
Omniture, Inc.                 COM              68212S109    23699  1300000 SH       SOLE                  1300000
Oracle Corp.                   COM              68389X105      337    18564 SH       SOLE                    18564
PNC Bank Corporation, Inc      COM              693475105      382     5313 SH       SOLE                     5313
Pepsico, Inc.                  COM              713448108     6396   100624 SH       SOLE                   100624
Pfizer, Inc.                   COM              717081103     4895   193771 SH       SOLE                   193771
Procter & Gamble, Co.          COM              742718109     3552    56241 SH       SOLE                    56241
Provident Bankshares, Inc.     COM              743859100      865    26333 SH       SOLE                    26333
Provident Energy Trust F Trust COM              74386K104      108    10000 SH       SOLE                    10000
Qualcomm, Inc.                 COM              747525103     3872    90770 SH       SOLE                    90770
Royal Dutch Shell              COM              780259206      436     6575 SH       SOLE                     6575
Ruddick Corp.                  COM              781258108      211     7000 SH       SOLE                     7000
SPX Corporation                COM              784635104      675     9620 SH       SOLE                     9620
Sandy Spring Bancorp, Inc.     COM              800363103      346    10000 SH       SOLE                    10000
Schlumberger Inc.              COM              806857108      453     6560 SH       SOLE                     6560
Simon Property Group           COM              828806109      502     4514 SH       SOLE                     4514
Sirius Satellite Radio         COM              82966U103       32    10000 SH       SOLE                    10000
Sovereign Bancorp Inc.         COM              845905108      335    13180 SH       SOLE                    13180
Spectra Energy Corp.           COM              847560109      344    13099 SH       SOLE                    13099
St. Jude Medical, Inc.         COM              790849103      438    11650 SH       SOLE                    11650
Sun Microsystems, Inc.         COM              866810104       67    11090 SH       SOLE                    11090
SunTrust Banks, Inc.           COM              867914103      278     3346 SH       SOLE                     3346
Sunrise Assisted Living, Inc.  COM              86768K106     1296    32796 SH       SOLE                    32796
Symantec Corp.                 COM              871503108      628    36320 SH       SOLE                    36320
T.Rowe Price Group, Inc.       COM              74144T108      581    12302 SH       SOLE                    12302
Target Corp.                   COM              87612E106      350     5904 SH       SOLE                     5904
Tellabs, Inc.                  COM              879664100      405    40900 SH       SOLE                    40900
Time Warner Inc.               COM              887317105     5814   294850 SH       SOLE                   294850
Tyco International Ltd.        COM              902124106      596    18894 SH       SOLE                    18894
United Parcel Service Inc.     COM              911312106      218     3113 SH       SOLE                     3113
Verizon Communications         COM              92343V104      425    11198 SH       SOLE                    11198
WGL Holdings, Inc.             COM              92924F106      328    10266 SH       SOLE                    10266
Wachovia Corporation 2nd       COM              929903102      206     3748 SH       SOLE                     3748
Wal-Mart Company, Inc.         COM              931142103     1127    24004 SH       SOLE                    24004
Walt Disney Company, Inc.      COM              254687106      427    12403 SH       SOLE                    12403
Weingarten Realty Investment S COM              948741103      488    10255 SH       SOLE                    10255
Wells Fargo Inc.               COM              949746101      496    14396 SH       SOLE                    14396
Wyeth                          COM              983024100      409     8168 SH       SOLE                     8168
Zimmer Holdings, Inc.          COM              98956P102     1300    15225 SH       SOLE                    15225
Felcor Lodging Trust PFD A Con PFD              31430F200      485    18825 SH       SOLE                    18825
Cohen & Steers REIT & Utility  COM              19247Y108      600 26646.4221SH      SOLE               26646.4221
DWS Rreef Real Estate Fund, In COM              233384106      330 13076.0000SH      SOLE               13076.0000
IShares MSCI Hong Kong Index F COM              464286871      390 24310.0000SH      SOLE               24310.0000
IShares MSCI Japan Index Fund  COM              464286848      818 56165.0000SH      SOLE               56165.0000
IShares Russell 1000 Growth    COM              464287614      549 9861.0000SH       SOLE                9861.0000
IShares Russell 1000 Value     COM              464287598      491 5900.0000SH       SOLE                5900.0000
IShares Russell 2000 Index Fun COM              464287655     1039 13071.0000SH      SOLE               13071.0000
IShares Russell MidCap Index F COM              464287499      405 3885.0000SH       SOLE                3885.0000
IShares Russell Midcap Value I COM              464288406      766 5000.0000SH       SOLE                5000.0000
IShares S&P Euro 350 Index Fun COM              464287861      593 5472.0000SH       SOLE                5472.0000
IShares Tr Dow Jones RE US Rea COM              464287739      989 11600.0000SH      SOLE               11600.0000
IShares Trust Dow Jones Select COM              464287168      226 3157.0000SH       SOLE                3157.0000
IShares Trust Index Fund FTSE  COM              464287184     1926 18800.0000SH      SOLE               18800.0000
IShares Trust Russell 2000 Gro COM              464287648      697 8700.0000SH       SOLE                8700.0000
IShares Trust S&P 500 Index    COM              464287200     1802 12659.0000SH      SOLE               12659.0000
IShares: MSCI EAFE Index Fund  COM              464287465     2908 38131.0000SH      SOLE               38131.0000
MS India Investment Fund       COM              61745C105     1443 33413.0000SH      SOLE               33413.0000
Nuveen Equity Premier Income F COM              6706ER101      480 25815.0000SH      SOLE               25815.0000
Nuveen Equity Premier Oppty Fu COM              6706EM102      787 42745.0000SH      SOLE               42745.0000
Nuveen Select Mat Mun Shares B COM              67061T101      256 25750.0000SH      SOLE               25750.0000
Nuveen Select Tax Free Income  COM              67063X100      168 12000.0000SH      SOLE               12000.0000